INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 15,113	$ 14,783	$ 15,286
Additions for tax positions of current year	624	778	716
Reduction due to statute of limitation of prior years	(423)	(448)	(1,219)
Ending balance	$ 15,314	$ 15,113	$ 14,783